S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Feb. 10, 2026 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	225,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,250,000
TRG Latin America Acquisitions LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
TRG Latin America Acquisitions LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,250,000
TRG Latin America Acquisitions LLC [Member] | Repayment of loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
TRG Latin America Acquisitions LLC [Member] | Working capital loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000